ENTRY INTO SECURITIES AND TECHNOLOGY PURCHASE AGREEMENT (Details) (USD $)	Aug. 06, 2012	Aug. 01, 2012	Jul. 06, 2012	Jul. 05, 2012
ENTRY INTO SECURITIES AND TECHNOLOGY PURCHASE AGREEMENT
Financing for private placement		$ 500,000
Aggregate common shares	1,066,667	1,066,667
Common stock per share under Securities agreement	$ 0.47	$ 0.46875
Common shares purchased under Securities agreement	1,066,667	1,066,667
Common stock exercise price under Securities agreement	$ 0.64	$ 0.6405
Issuance of gross proceeds	500,000	500,000
Common shares exchanged under technology agreement			500,000	3,000,000
Common shares par value under technology agreement			$ 0.79	$ 0.79
Market total value under technology agreement			$ 272,550	$ 1,635,300